Investments accounted for using equity method (Details Narrative) $ in Thousands, $ in Thousands														12 Months Ended
	Oct. 27, 2025 CLP ($)	Oct. 27, 2025 USD ($)	Jul. 29, 2025 CLP ($)	Jul. 29, 2025 USD ($)	Jul. 01, 2024	May 28, 2024	Apr. 25, 2024 CLP ($)	Apr. 25, 2024 USD ($)	Mar. 21, 2024 CLP ($)	Mar. 21, 2024 USD ($)	Feb. 22, 2024 CLP ($)	Feb. 22, 2024 USD ($)	Apr. 28, 2022	Dec. 31, 2025 CLP ($) lb	Dec. 31, 2025 USD ($) lb	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities | $														$ 10,975,902		$ 10,658,097		$ 7,086,899
C C U [Member]
IfrsStatementLineItems [Line Items]
Shareholders agreement description													through its subsidiary, Compañía Cervecerías Unidas Argentina S.A. acquired 49% of the ownership of Aguas Danone de Argentina S.A. ("ADA"), which includes the business of mineral waters, flavored waters and powdered juices with its brands Villavicencio, Villa del Sur, Levité, Ser and Brío (the "Transaction"). The Transaction included share acquisition and capital contributions in Argentine pesos totaling US$ 28.8 million (equivalent to ThCh$ 29,428,835).
Compania Cervecerias Unidas Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Shareholders agreement description													the subsidiary Compañía Cervecerías Unidas Argentina S.A., acquired 49,000 ordinary, nominative, non-endorsable shares of Aguas de Origen S.A. ("ADO"), at a value of one Argentine peso each, reaching a 49% interest in this company.
C C U Argentina Sa [Member]
IfrsStatementLineItems [Line Items]
Shareholders agreement description						CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of shares of the former joint venture ADO.
Purchase option to acquire description					Holding Internationale de Boissons S.A.S., notified CCU Argentina S.A., the acceptance of the exercise of the purchase option to acquire 8,471,349 shares corresponding to a 0.1% interest in the ADO joint venture. Therefore, as of July 1, 2024, CCU Argentina S.A. began to consolidate the accounting information of ADO, with an ownership of 50.1%, and exercise control over ADO
Zona Franca Central Cervecera S A S [Member] | Ccu Inversiones Ll Limitada [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																				50.00%	50.00%
Consideration transferred, acquisition-date fair value																				$ 6,432	$ 10,204
Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Annual beer production capacity in hectoliters | lb														3,000,000	3,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities														$ 127,990,325	$ 174,362,401	99,927,271	$ 152,220,495
M C O P [Member]
IfrsStatementLineItems [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 3,967,350	$ 4,205,062	$ 7,008,552	$ 7,227,174			$ 1,443,781	$ 1,512,478	$ 6,263,060	$ 6,417,661	$ 2,951,256	$ 3,050,330			$ 92,400,000	$ 10,658,097	$ 43,000,000	$ 4,176,846	$ 24,250,000